Segmental information - Summary of Geographical Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
System Fund revenues (note 31)	$ 1,717	$ 1,611	$ 1,564
Total revenue	5,189	4,923	4,624
Non-current assets	2,500	2,252
Before system funds
Disclosure of geographical areas [line items]
Revenue	3,472	3,312	3,060
United Kingdom
Disclosure of geographical areas [line items]
Revenue	312	291	263
Non-current assets	152	125
United Kingdom | Increase (decrease) due to voluntary changes in accounting policy
Disclosure of geographical areas [line items]
Non-current assets	35	21
United States
Disclosure of geographical areas [line items]
Revenue	1,965	1,902	1,777
Non-current assets	1,107	1,110
United States | Increase (decrease) due to voluntary changes in accounting policy
Disclosure of geographical areas [line items]
Non-current assets	(280)	(260)
Rest of World
Disclosure of geographical areas [line items]
Revenue	1,195	1,119	$ 1,020
Non-current assets	1,241	1,017
Rest of World | Increase (decrease) due to voluntary changes in accounting policy
Disclosure of geographical areas [line items]
Non-current assets	$ 245	$ 239